SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND Retail Class: WTTAX; Institutional Class: WITAX
Summary Prospectus	May 1, 2020

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at https://www.sbhfunds.com/literature/. You can also get this information at no cost by calling (800) 392-2673, or by contacting your financial intermediary. You may get this information at no cost by sending an email request to Fulfillment@ultimusfundsolutions.com. The Fund’s prospectus and statement of additional information, each dated May 1, 2020, along with the Fund’s most recent annual report dated December 31, 2019, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or email address noted above.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (800) 392-2673 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (800) 392-2673. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Investment Objective

The Segall Bryant & Hamill Municipal Opportunities Fund (the “Fund”) seeks income exempt from Federal income taxes.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)	Retail Class		Institutional Class
Annual Account Maintenance Fee (for Retail Class accounts under $750)		$12.00		—
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)		0.35%		0.35%
Distribution (12b-1) Fees		None		None
Other Expenses		0.54%		0.36%
Shareholder service fee(2)	0.23%		0.05%
All other expenses	0.31%		0.31%
Total Annual Fund Operating Expenses		0.89%		0.71%
Fee Waivers and/or Expense Reimbursements		(0.24)%(3)		(0.21)%(3)
Total Annual Fund Operations Expenses After Fee Waivers and/or Expense Reimbursements		0.65%(3)		0.50%(3)

(1)	Management Fees have been restated to reflect a reduction in the annual percentage rate at which such fees are computed from 0.40% to 0.35% effective May 1, 2020.

(2)

The Retail Class and the Institutional Class of the Fund may pay a fee at an annual rate of up to 0.25% and 0.10%, respectively, of average daily net assets to shareholder servicing agents. Refer to the “Shareholder Service Fee” section on page 117 of the prospectus.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

(3)

From May 1, 2020, until at least April 30, 2021, the Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, and extraordinary expenses) in the same proportion, so that the ratio of expenses to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65% and 0.50% for the Fund’s Retail Class and Institutional Class, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to April 30, 2021, without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 either in the Retail Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. This Example reflects the net operating expenses with expense waivers for the contractual period ending April 30, 2021 and the total operating expenses without expense waivers for subsequent years.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:	One Year	Three Years	Five Years	Ten Years
Retail Class	$66	$260	$470	$1,074
Institutional Class	$51	$206	$374	$863

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A higher turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies of the Fund

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The Fund focuses primarily on investment-grade quality municipal bonds that are rated in one of the four highest investment-grade categories at the time of purchase by one or more nationally recognized rating agencies such as Moody’s or Standard & Poor’s (“Rating Agencies”).

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Under normal circumstances, the Fund will invest at least eighty percent (80%) of the value of its net assets, plus any borrowings for investment purposes, in municipal bonds. The portfolio management team understands municipal bonds to include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer. Issuers may be states, territories, and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies and instrumentalities. The Fund expects to maintain a dollar-weighted average duration of four to seven years and a dollar-weighted average maturity of five to 12 years, under normal circumstances.

●	The Fund may invest up to thirty percent (30%) of its total assets at the time of purchase in municipal bonds rated below investment grade (commonly referred to as “junk” bonds).
●	The Fund may invest in unrated bonds. The portfolio management team determines the comparable quality of such instruments to determine if they meet the Fund’s rating requirements.
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The team researches the financial condition of various counties, public projects, school districts and taxing authorities to seek to fully understand the issuer’s ability to generate revenues or levy taxes in order to meet its obligations.

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The Fund may utilize the following derivatives: interest-rate futures contracts; options on futures contracts; swap agreements, including interest rate swaps, and options on swap agreements. The Fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the Fund’s portfolio.

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If the team identifies what it believes are relative valuation opportunities, the Fund may invest up to twenty percent (20%) of its total net assets at time of purchase in taxable bonds including, but not limited to, corporate bonds, taxable municipal bonds, government and agency securities, mortgage-backed securities, asset-backed securities, and zero coupon bonds. The Fund may invest up to half of this allocation in taxable “junk” bonds.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

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The Fund may, from time to time, invest up to ten percent (10%) of its total net assets at time of purchase in other investment companies and vehicles, including but not limited to, exchange-traded funds (ETFs) and closed-end funds.

●	The team also considers an issuer’s environmental, social, and corporate governance (ESG) practices.
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Securities may be sold when conditions have changed and the security’s prospects are no longer attractive, the security has achieved the team’s valuation target, or better relative investment opportunities have been identified. However, an important consideration in all sell decisions is whether the sale would generate a possible realized capital gain.

Principal Risks of Investing in the Fund

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

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Municipal Securities Risk: The Fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. The securities in which the Fund invests may not be guaranteed by the United States government or supported by the full faith and credit of the United States.

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Credit Risk: An issuer may be unable to make principal and interest payments when due or that the price of the security changes due to a downgrade in the credit quality of the issuer. In such cases, the value of the Fund’s portfolio could fall.

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Fixed Income Securities Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. Additionally, there is a possibility that the Fund’s income may decline due to a decrease in interest rates.

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Market Risk: As with any fund, the value of your investment will fluctuate over time in response to overall movements in the market. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, country, group of countries, region, market industry, group of industries, sector or asset class. Local, regional, or global events such as war, acts of terrorism, the spread of infections, illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments.

●	Portfolio Management Risk: The Fund is also subject to the risk that particular types of securities held will underperform other securities and/or may decline in value.
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States and U.S. Territories: The Fund’s portfolio is expected to be diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory, such as Puerto Rico. Under these circumstances, events in that state or territory may affect the Fund’s investments and performance. These events may include economic or political policy changes, tax base erosion, constitutional limits or tax increases, budget deficits or other financial difficulties, and changes in the credit ratings assigned to municipal issuers of the state or territory.

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Interest Rate Risk: A principal risk of investing in the Fund is that the value of a fixed-income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer term securities being more sensitive than shorter-term securities. For example, the approximate percentage change in the price of a security with a two-year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

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Extension Risk: The Fund is also subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage- or asset-backed security) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration and potentially reduce the value of these securities.

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Prepayment Risk: A general decline in interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return. They may also reduce the Fund’s share price, because the value of those securities may depreciate or may not appreciate as rapidly as debt securities, which cannot be prepaid.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

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Tax Risks: The Fund may be adversely impacted by changes in tax rates, tax laws and tax policies. Distributions from the Fund may be taxable. The qualification of bonds owned by the Fund as tax-exempt may be challenged by the IRS or by a state taxing authority because of interpretations by taxing authorities or noncompliant conduct of a municipality, and/or may be adversely affected by future legislative, administrative or judicial activity. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to shareholders that are subject to the alternative minimum tax.

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Portfolio Turnover Risk: Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

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Below-Investment Grade Securities Risk: High-yield fixed income securities, sometimes referred to as “junk” bonds, are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities involve greater risk to principal and income than higher-quality securities, including the possibility of default or bankruptcy of the issuers of the security. Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

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Liquidity Risk: The Fund is subject to additional risks in that it may invest in high yield/high-risk bonds (commonly referred to as “junk” bonds). These are bonds rated below investment grade by a Rating Agency or are unrated and determined to be of comparable quality by the Adviser and may include bonds that are already in default. Lower quality bonds may be more difficult or impossible to sell at the time and price that the Fund would like, making the Fund subject to greater levels of liquidity risk than other bond funds that do not invest in such securities. This could in turn negatively impact the value of the Fund’s portfolio.

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Municipal Securities Insurance Risk: Municipal securities insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. Although defaults on insured municipal bonds have been low to date and municipal bond insurers have met their claims, there is no assurance this will continue.

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Derivatives Risk: The risks associated with the use of derivatives are different from, and may be greater than, the risks associated with investing in the underlying asset, index or security on which the derivative is based. In addition to the risks associated with specific types of derivatives, derivatives may be subject to the following risks: (i) Counterparty risk: the risk of loss due to the failure of the other party to the contract to make required payments or otherwise comply with contract terms; (ii) Liquidity risk: the risk that a portfolio may not be able to purchase or sell a derivative at the most advantageous time or price due to difficulty in finding a buyer or seller; (iii) Pricing or Valuation risk: the risk that a derivative may not be correctly priced within a portfolio due to the fluctuating nature of the underlying asset, index or rate; (iv) Correlation Risk: the risk that the fluctuations in value of a derivative will not correlate perfectly with that of the underlying asset, index or rate; and (v) Market Risk: gains and losses on investments in options and futures depend on the ability of the Adviser to correctly predict the direction of security prices, interest rates, and other economic factors.

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Interest Rate Futures Risk: Interest rate futures are subject to a number of risks described elsewhere, such as liquidity risk, interest rate risk and portfolio management risk. Interest rate futures also involve the risk that changes in the value of the instrument may not correlate exactly with the underlying assets.

Bar Chart and Performance Tables

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s Retail Class performance from year to year, and by showing how the Fund’s average annual returns for one year and since inception for both the Retail Class and the Institutional Class compared with those of an unmanaged index of securities. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on www.sbhfunds.com or call toll-free (800) 392-2673.

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

Retail Class - Calendar Year Total Returns as of December 31 (%)

Highest Quarterly Return: 6/30/2017 2.54%	Lowest Quarterly Return: 3/31/2018 (0.58)%

The returns above are for the Retail Class of the Fund. The Institutional Class would have substantially similar annual returns to the Retail Class because the classes are invested in the same portfolio securities. The Institutional Class’ returns will be higher over the long-term when compared to the Retail Class’ returns to the extent that the Retail Class has higher expenses.

Average Annual Total Returns (for the Periods Ended December 31, 2019)

After-tax returns for the Retail Class are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown only for the Retail Class, after-tax returns for the Institutional Class will be different. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Segall Bryant & Hamill Municipal Opportunities Fund	1 Year	Since Inception (December 16, 2016)
Retail Class
Return Before Taxes	7.00%	5.95%
Return After Taxes on Distributions	6.51%	5.48%
Return After Taxes on Distributions and Sale of Fund Shares	5.36%	4.99%
Bloomberg Barclays U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.44%	4.28%

	1 Year	Since Inception (December 16, 2016)
Institutional Class
Return Before Taxes	7.19%	6.14%
Bloomberg Barclays U.S. 1-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	6.44%	4.28%

Management

Investment Adviser

Segall Bryant & Hamill, LLC

SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND

Portfolio Managers

Name(s) of Portfolio Manager(s) and Title(s)	Date Began Managing the Fund
Kenneth A. Harris, CFA Senior Portfolio Manager, Principal – Segall Bryant & Hamill, LLC Portfolio Manager of the Fund	December 16, 2016
Nicholas J. Foley Senior Portfolio Manager, Principal – Segall Bryant & Hamill, LLC Portfolio Manager of the Fund	December 16, 2016

Other Important Information Regarding Fund Shares

Purchase and Sale of Fund Shares

The minimum initial purchase is $2,500 for the Retail Class and $250,000 for the Institutional Class. The minimum subsequent purchase is $25 for the Retail Class (or $25 per month for automatic investment). There is no minimum subsequent purchase for the Institutional Class. You may redeem shares of the Fund on any business day through the Fund’s website at www.sbhfunds.com, by telephone at (800) 392-2673, or by a systematic withdrawal plan (must be multiples of $50, and can be accomplished monthly, quarterly, or annually). You may redeem shares of the Fund on any business day by regular mail at Segall Bryant & Hamill Funds, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

Tax Information

The Fund intends to make distributions that will not be taxed as ordinary income or capital gains. Some distributions made by the Fund may be taxable as ordinary income or capital gains. Distributions that are derived from certain interest paid on certain bonds may be an item of tax preference if you are subject to the federal alternative minimum tax. If you are investing through an arrangement, such as a 401(k) plan or an individual retirement account, that is already tax advantaged, you will not achieve additional tax benefits by investing in a tax-exempt mutual fund.

Financial Intermediary Compensation - Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.